Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2016	Nov. 17, 2016	Mar. 31, 2016
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	WAFD
Entity Registrant Name	WASHINGTON FEDERAL INC
Entity Central Index Key	0000936528
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		89,081,623
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,044,610,449